Stockholders' Equity - Schedule of Plan Balances (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 plan shares	Dec. 31, 2023 plan shares	Jan. 01, 2024 shares	Aug. 11, 2023 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of equity incentive plans | plan	2	2
Authorized (in shares)	9,541,495			2,816,224
Available for Issue (in shares)	4,096,649
Stock options and restricted stock units outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized (in shares)		7,181,537
Outstanding (in shares)		3,666,234
Available for Issue (in shares)		3,515,303
2009 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized (in shares)	1,570,793
Available for Issue (in shares)	0
2009 Plan | Stock options and restricted stock units outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized (in shares)		1,596,529
Outstanding (in shares)		1,596,529
Available for Issue (in shares)		0
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized (in shares)	7,970,702	5,585,008	8,004,324
Available for Issue (in shares)	4,096,649
2023 Plan | Stock options and restricted stock units outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized (in shares)		5,585,008
Outstanding (in shares)		2,069,705
Available for Issue (in shares)		3,515,303